Summary of investments other than investments in related parties	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of investments other than investments in related parties
Schedule I
Summary of investments other than investments in related parties
As at December 31, 2021

Amounts in EUR million	Cost 1)	Fair value	Book value
Shares:

Available-for-sale	288	350	350
Fair value through profit or loss	1,524	1,665	1,665

Bonds:

Available-for-sale and held-to-maturity:
US government	8,942	11,317	11,317
Dutch government	3,456	4,694	4,694
Other government	9,060	11,769	11,769
Mortgage backed	5,265	5,581	5,581
Asset backed	4,088	4,189	4,189
Corporate	50,953	56,348	56,348
Money market investments	4,790	4,790	4,790
Other	876	844	844
Subtotal	87,431	99,533	99,533

Bonds:

Fair value through profit or loss	3,111	3,296	3,296

Other investments at fair value through profit or loss	3,133	3,521	3,521

Mortgages	39,991	44,366	39,991
Private loans	4,883	5,491	4,883
Deposits with financial institutions	52	52	52
Policy loans	1,893	1,893	1,893
Other	3	3	3
Subtotal	46,822	51,806	46,822

Real estate:
Investments in real estate	-	2,643	2,643
Total	142,310	162,814	157,831

1	Cost is defined as original cost for available-for-sale shares and amortized cost for available-for-sale and held-to-maturity bonds